Matthews Asia Innovators Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 100.3%
	Shares	Value
China/Hong Kong: 38.2%
Tencent Holdings, Ltd.	68,200	$3,903,665
PDD Holdings, Inc. ADR[a]	28,357	3,822,807
Alibaba Group Holding, Ltd.	248,500	3,519,150
Trip.com Group, Ltd. ADR[a]	56,226	3,341,511
Meituan Class Ba,b,c	114,300	2,531,007
NAURA Technology Group Co., Ltd. A Shares	25,700	1,343,929
Ping An Insurance Group Co. of China, Ltd. A Shares	157,600	1,285,589
BYD Co., Ltd. H Shares	29,000	1,059,569
Bilibili, Inc. ADR[a]	44,124	1,031,619
KE Holdings, Inc. A Shares	128,900	989,049
Proya Cosmetics Co., Ltd. A Shares	55,200	868,306
Luxshare Precision Industry Co., Ltd. A Shares	132,100	820,311
Innovent Biologics, Inc.[a,b,c]	130,000	788,285
Kuaishou Technology[a,b,c]	111,200	785,236
Glodon Co., Ltd. A Shares	358,200	691,971
Beijing Kingsoft Office Software, Inc. A Shares	11,539	439,226
Midea Group Co., Ltd. A Shares	39,100	424,931
DiDi Global, Inc. ADR[a]	79,398	373,171
Total China/Hong Kong		28,019,332

India: 24.7%
Zomato, Ltd.[a]	1,044,856	3,407,576
MakeMyTrip, Ltd.[a]	22,653	2,105,596
ICICI Bank, Ltd.	102,401	1,555,543
Reliance Industries, Ltd.	36,173	1,274,734
Computer Age Management Services, Ltd.	20,028	1,053,749
Neuland Laboratories, Ltd.	5,743	848,855
Tata Consultancy Services, Ltd.	15,780	803,770
Ola Electric Mobility, Ltd.[a]	657,930	782,124
Infosys, Ltd.	34,732	777,355
Cholamandalam Investment and Finance Co., Ltd.	39,558	759,049
HDFC Asset Management Co., Ltd.[b,c]	14,493	743,542
Jyoti CNC Automation, Ltd.[a,c]	52,111	712,132
Tata Motors, Ltd.	60,307	701,400
Phoenix Mills, Ltd.	31,490	693,540
Bharti Airtel, Ltd.	33,712	687,727
Indian Hotels Co., Ltd.	83,462	681,928
PB Fintech, Ltd.[a]	17,160	331,718
Dixon Technologies India, Ltd.[c]	1,322	217,747
Total India		18,138,085

Taiwan: 14.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	229,000	6,925,031
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,058	1,052,093
Hon Hai Precision Industry Co., Ltd.	174,000	1,030,920
Alchip Technologies, Ltd.	11,000	686,490
Lotes Co., Ltd.	13,000	568,941
Delta Electronics, Inc.	29,000	348,680
Quanta Computer, Inc.	41,000	342,028
Total Taiwan		10,954,183

South Korea: 8.4%
Samsung Electronics Co., Ltd.	55,765	2,622,580
SK Hynix, Inc.	8,026	1,071,606
NAVER Corp.	5,462	707,550
HD Hyundai Electric Co., Ltd.	2,411	607,497

	Shares	Value
Hyundai Motor Co.	3,091	$576,741
LEENO Industrial, Inc.	3,874	559,904
Total South Korea		6,145,878

Singapore: 8.1%
Sea, Ltd. ADR[a]	46,341	4,369,030
Grab Holdings, Ltd. Class Aa	411,913	1,565,269
Total Singapore		5,934,299

Macau: 1.7%
Galaxy Entertainment Group, Ltd.	240,000	1,206,566
Total Macau		1,206,566

Vietnam: 1.5%
FPT Corp.	204,270	1,118,433
Total Vietnam		1,118,433

Indonesia: 1.3%
PT Bank Rakyat Indonesia Persero Tbk	2,992,700	978,459
Total Indonesia		978,459

United States: 1.0%
Broadcom, Inc.	4,103	707,768
Total United States		707,768

Brazil: 0.5%
NU Holdings, Ltd. Class Aa	26,436	360,851
Total Brazil		360,851

TOTAL COMMON EQUITIES		73,563,854
(Cost $55,088,188)
SHORT-TERM INVESTMENTS: 1.5%
Money Market Funds: 1.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	1,116,225	1,116,225
(Cost $1,116,225)

Total Investments: 101.8%		74,680,079
(Cost $56,204,413)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.8%)		(1,353,094)
Net Assets: 100.0%		$73,326,985

Matthews Asia Innovators Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $4,848,070, which is 6.61% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
2